Stock-Based Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation and Employee Benefit Plans [Abstract]
Stock-Based Compensation and Employee Benefit Plans

Note 13 — Stock-Based Compensation and Employee Benefit Plans

2022 Omnibus Equity Incentive Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Omnibus Equity Incentive Plan (the “2022 Plan”), which provides for the grant of stock options, stock appreciation right awards, performance share awards, restricted stock awards, restricted stock unit awards, other stock-based awards and cash-based awards. The aggregate number of shares of Common Stock that may be reserved and available for grant and issuance under the 2022 Plan is 1,765 shares and 16,667 additional shares issued upon approval by the Board of Directors on January 8, 2024. On August 12, 2024, the Company’s stockholders approved an amendment to the 2022 Plan to increase the number of shares issuable thereunder by 166,667. Shares will be deemed to have been issued under the 2022 Plan solely to the extent actually issued and delivered pursuant to an award. The 2022 Plan shall continue in effect, unless sooner terminated, until the tenth anniversary of the date on which it was adopted by the Board of Directors. As of December 31, 2024, there were 56,324 shares of Common Stock available to be granted under the Company’s 2022 Plan.

The Company’s stock compensation expense from continuing operations was $892 thousand and $2.4 million for the years ended December 31, 2024 and 2023, respectively.

The Company’s stock compensation expense from discontinued operations was $273 thousand and $268 thousand for the years ended December 31, 2024 and 2023, respectively.

Stock Options

For the year ended December 31, 2024, there were no options granted or exercised under the Company’s stock option plans. For the same period, there were 23 options expired with a weighted average exercise price of $10,710.00. There were 216 and 688 options outstanding with a weighted average exercise price of $18,610.56 and $23,938.80 as of December 31, 2024 and 2023, respectively. There were 210 options vested and exercisable with a weighted average exercise price of $18,725.71 as of December 31, 2024. There were 216 options vested and expected to vest with a weighted average exercise price of $18,610.56 as of December 31, 2024.

As of December 31, 2024, total unrecognized compensation expense related to unvested options was $6,302, which is expected to be recognized over a weighted average period of 0.27 years.

Stock options granted under the Company’s 2022 Plan are generally non-qualified and are granted with an exercise price equal to the market price of the Company’s Common Stock on the date of grant. The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option-pricing model. This model incorporates certain assumptions for inputs including a risk-free market interest rate, expected dividend yield of the underlying Common Stock, expected option life, and expected volatility in the market value of the underlying Common Stock. No stock options were granted during the years ended December 31, 2024 and 2023.

The Black-Scholes option-pricing model was developed for use in estimating the fair value of traded options, which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions including the expected stock price volatility. The risk-free interest rate is based upon quoted market yields for United States Treasury debt securities with a term similar to the expected term. The expected dividend yield is based upon the Company’s history of having never issued a dividend and management’s current expectation of future action surrounding dividends. The Company calculates the expected volatility of the stock price based on the corresponding volatility of the Company’s peer group stock price for a period consistent with the underlying instrument’s expected term. The expected lives for such grants were based on the simplified method for employees and directors. Forfeitures are accounted for when they occur.

The following table presents option activity under the Company’s stock option plans for the years ended December 31, 2024 and 2023:

(In thousands, except share and per share data)	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2023	896	$22,770.75	$—
Forfeited	(14)	114.14
Expired	(194)	792.69
Options outstanding at December 31, 2023	688	$23,938.80	$—
Granted	—
Forfeited	(449)	26,095.64
Expired	(23)	10,710.00
Options outstanding at December 31, 2024	216	$18,610.56	$—
Options vested and exercisable as of December 31, 2024	210	$18,725.71
Options vested and expected to vest as of December 31, 2024	216	$18,610.56

The following table summarizes information about options vested and exercisable at December 31, 2024:

	Options Vested and Exercisable
Price ($)	Number of Options	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price
$14,580.00	84	3.08	$14,580.00
$6,840.00	73	0.97	$6,840.00
$41,520.00	49	4.39	$41,520.00
$43,470.00	4	6.22	$43,470.00

The following table summarizes information about options expected to vest after December 31, 2024:

	Options Vested and Expected to Vest
Price ($)	Number of Options	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise Price
$14,580.00	90	2.61	$14,580.00
$6,840.00	73	0.97	$6,840.00
$41,520.00	49	4.39	$41,520.00
$43,470.00	4	6.22	$43,470.00

Restricted Stock Units

Under the 2022 Plan, the Company may grant restricted stock units to employees, directors and officers. The restricted stock units granted generally vest equally over periods ranging from one to three years. The fair value of restricted stock units is determined based on the closing market price of the Company’s Common Stock on the date of grant. Compensation expense related to the restricted stock units is recognized using a straight-line attribution method over the vesting period.

The following table presents restricted stock unit activity under the 2022 Plan for the year ended December 31, 2024:

	Number of Shares	Weighted- Average Grant Date Fair Value
Unvested at January 1, 2023	513	$3,461.25
Granted	—	—
Vested	(161)	3,462.00
Forfeited	(209)	3,462.00
Unvested at December 31, 2023	143	$3,462.00
Granted	238,874	9.60
Vested	(85,921)	9.15
Forfeited	(50,229)	7.05
Unvested at December 31, 2024	102,867	$17.42

As of December 31, 2024, total unrecognized compensation expense related to unvested restricted stock units was $1.4 million, which is expected to be recognized over a weighted average period of 0.74 years.

2022 Employee Stock Purchase Plan

On April 29, 2022, the Company’s Board of Directors, and on June 8, 2022, the Company’s stockholders, adopted and approved the 2022 Employee Stock Purchase Plan (“ESPP”). The Company initially reserved 167 shares of Common Stock for issuance under the ESPP. On December 31, 2024 and 2023, no shares were available for future issuance.

Under the ESPP, eligible employees are granted options to purchase shares of Common Stock at the lower of 85% of the fair market value of the stock at the time of grant or 85% of the fair market value at the time of exercise. Options to purchase shares are granted twice yearly on or about August 1 and February 1 and are exercisable on or about the succeeding January 31 and July 31, respectively, of each year. No participant may purchase more than $25,000 worth of Common Stock annually. During the years ended December 31, 2024 and 2023, 0 and 167 of Common Stock was granted under the 2022 ESPP.

Employee Benefit Plan

The Company maintains an employee’s savings and retirement plan under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). All full-time U.S. employees become eligible to participate in the 401(k) Plan. The Company’s contribution to the 401(k) Plan is discretionary. During the year ended December 31, 2024 and 2023, the Company did not contribute to the 401(k) Plan.